================================================================================

MITCHELL HUTCHINS

PORTFOLIOS

o     Aggressive Portfolio

o     Moderate Portfolio

o     Conservative Portfolio

SEMIANNUAL REPORT

NOVEMBER 30, 1999

MITCHELL HUTCHINS PORTFOLIOS                                   SEMIANNUAL REPORT

                                                                January 15, 2000

Dear Shareholder,

We are pleased to present you with the semiannual report for the Mitchell Hutchins Portfolios for the six-month period ended November 30, 1999.

MARKET REVIEW
================================================================================

[GRAPHIC OMITTED]

All of the major equity markets gained during the period but none more than the NASDAQ Composite, which, propelled by technology stocks, rocketed up by about 35%. The Dow Jones Industrial Average (Dow) and Standard and Poor's 500 Index (S&P 500) saw modest gains of 3.9% and 7.4%, respectively. As in the first half of the fiscal year, a relatively small number of stocks led the charge. During the period, market breadth fell to a three-year low. In ever-greater numbers, investors chased technology stocks, where earnings growth and positive earnings surprises have been strong. This earnings momentum in technology is likely to continue in 2000. Current valuations, however, may leave little room for disappointment, and 1999's success will make for difficult earnings comparisons in 2000.

The fixed income markets faced difficult conditions during the period. Interest rates rose as the economy continued to expand more briskly than anticipated. The Federal Reserve (the Fed) raised the Federal Funds rate twice during the period, by 25 basis points each time (a basis point equals one one-hundredth of one percent). On top of an earlier 25 bps increase, these increases completely reversed the 75 bps rate reduction engineered in late 1998 to stave off the global financial crisis. The 30-year Treasury bond's yield rose from 5.07% on November 30, 1998 to 6.29% on November 30, 1999, one of its worst performances ever.

MITCHELL HUTCHINS
PORTFOLIOS

Investment Goals:

Aggressive--long-term capital growth
Moderate--total return
Conservative--income; secondarily, capital growth

Portfolio Managers:

T. Kirkham Barneby,
Mark Tincher,
Dennis McCauley,
Mitchell Hutchins Asset
Management Inc.

Commencement:

February 24, 1998

Dividend Payments:

Quarterly

SEMIANNUAL REPORT

PORTFOLIO REVIEW
================================================================================

PERFORMANCE--TOTAL PERCENT RETURNS FOR SIX MONTHS ENDED 11/30/99

Aggressive Portfolio                     Before Sales             After Maximum
                                            Charges               Sales Charges
--------------------------------------------------------------------------------
Class A Shares                                4.06%                  -0.61%
Class B Shares                                3.68                   -1.32
Class C Shares                                3.67                    2.67
Class Y Shares                                4.21                    4.21
--------------------------------------------------------------------------------

Moderate Portfolio                       Before Sales             After Maximum
                                            Charges               Sales Charges
--------------------------------------------------------------------------------
Class A Shares                                3.98%                  -0.67%
Class B Shares                                3.59                   -1.41
Class C Shares                                3.54                    2.54
Class Y Shares                                4.03                    4.03
--------------------------------------------------------------------------------

Conservative Portfolio                   Before Sales             After Maximum
                                            Charges               Sales Charges
--------------------------------------------------------------------------------
Class A Shares                                1.50%                   2.56%
Class B Shares                                1.18                   -3.78
Class C Shares                                1.30                    0.55
Class Y Shares                                1.55                    1.55
--------------------------------------------------------------------------------

The Portfolios' total returns consist of the change in net asset value with any dividends reinvested. For shareowners who purchased or redeemed Portfolio shares during the period, total return may be lower because of applicable sales charges. The investment return and the principal value of an investment in the Portfolios will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Class Y shares are not subject to sales charges.

UPCOMING LIQUIDATION OF THE PORTFOLIOS

The Board of Trustees of the Mitchell Hutchins Portfolios voted on November 11, 1999 to liquidate Mitchell Hutchins Aggressive Portfolio, Mitchell Hutchins Moderate Portfolio and Mitchell Hutchins Conservative Portfolio. By the time you receive this semiannual shareholder report, you should have received a separate communication that outlines your options in connection with the upcoming liquidation.

You may choose to exchange your Portfolio shares for another PaineWebber mutual fund, redeem them or do nothing and receive the liquidation proceeds of the sale of your shares on the last day of the Portfolios' existence. If you wish to exchange or redeem your Portfolio shares you must do so by March 22, 2000. If you do not, your shares automatically will be liquidated on or about

MITCHELL HUTCHINS PORTFOLIOS                                   SEMIANNUAL REPORT

March 28, 2000. Please read the shareholder letter outlining liquidation for details on how to effect your choices.

The Portfolios began the fiscal period with slight overweightings in stocks. By period-end the stock weightings for all three Portfolios had been reduced to about their neutral weightings.

Portfolio Characteristics*

                           Aggressive           Moderate            Conservative
--------------------------------------------------------------------------------

Net assets ($mm)              $3.2                $7.0                   $2.7
Stock Allocation              71.3%               51.7%                  10.2%
Bond Allocation               28.7%               48.3%                  89.8%
--------------------------------------------------------------------------------

Underlying Investments*

   Fund Type           Fund Name                         Aggressive  Moderate  Conservative
-------------------------------------------------------------------------------------------

   Equity              PaineWebber Growth Fund               5.2%      10.6%       0.0%
                       PaineWebber Growth and Income Fund   24.2       22.3       10.2
                       PaineWebber Small Cap Fund           26.7        8.3        0.0

   Fixed Income        PaineWebber Low Duration
                         U.S. Gov't Income Fund              0.0        0.0       25.0
                       PaineWebber U.S. Government
                         Income Fund                         0.0       16.9       39.9
                       PaineWebber Investment Grade
                         Income Fund                         7.9       17.0       15.0
                       PaineWebber High Income Fund         16.2        5.0        0.0

   Global              PaineWebber Global Equity Fund       15.2       10.5        0.0
                       PaineWebber Global Income Fund        4.6        9.4        9.9

   Money Market Fund   PaineWebber Cashfund Inc.             0.0        0.0        0.0
-------------------------------------------------------------------------------------------
   Total                                                   100.0      100.0      100.0

* Weightings represent percentages of portfolio assets as of November 30, 1999, unless indicated otherwise. The Portfolios are actively managed and their composition will vary over time.

SEMIANNUAL REPORT

================================================================================

      We launched the Mitchell Hutchins Portfolios in February 1998 to meet what we then believed were investors' interest in such portfolios. Unfortunately, the Portfolios have not achieved sufficient size to warrant their continuation. Since we do not expect them to grow quickly in the foreseeable future, we believe that it is now appropriate to liquidate the Portfolios.

      Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a Quarterly Review on the Mitchell Hutchins Portfolios or another fund in the PaineWebber Family of Funds,(1) please contact your Financial Advisor.

Sincerely,


/s/ Margo Alexander                     /s/ Brian M. Storms

MARGO ALEXANDER                         BRIAN M. STORMS
Chairman and Chief Executive            President and Chief Operating Officer
Officer                                 Mitchell Hutchins Asset Management Inc.
Mitchell Hutchins Asset
Management Inc.


/s/ T. Kirkham Barneby                  /s/ Dennis L. McCauley

T. KIRKHAM BARNEBY                      DENNIS L. MCCAULEY
Managing Director and                   Managing Director and
Chief Investment Officer--              Chief Investment Officer--Fixed Income
Quantitative Investments                Mitchell Hutchins Asset Management Inc.
Mitchell Hutchins Asset                 Manager of the Portfolio
Management Inc.
Manager of the Portfolios


/s/ Mark A. Tincher

MARK A. TINCHER
Managing Director and
Chief Investment Officer--Equities
Mitchell Hutchins Asset Management Inc.
Manager of the Portfolios

This letter is intended to assist shareholders in understanding how the Portfolios performed during the six-month period ended November 30, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

MITCHELL HUTCHINS PORTFOLIOS

PERFORMANCE RESULTS (unaudited)

Aggressive Portfolio

                                         Net Asset Value                               Total Return(1)
                             ----------------------------------------       --------------------------------------
                                                                               12 Months              6 Months
                             11/30/99        05/31/99        11/30/98       Ended 11/30/99         Ended 11/30/99
-------------------------------------------------------------------------------------------------------------------
Class A Shares                $13.08          $12.57          $12.35             7.65%                  4.06%
-------------------------------------------------------------------------------------------------------------------
Class B Shares                 12.96           12.50           12.28             6.88                   3.68
-------------------------------------------------------------------------------------------------------------------
Class C Shares                 12.98           12.52           12.28             6.88                   3.67

Performance Summary Class A Shares

                                 Net Asset Value
                             -----------------------        Capital Gains     Dividends                 Total
Period Covered               Beginning        Ending         Distributed        Paid(2)                Return(1)
-------------------------------------------------------------------------------------------------------------------
02/24/98+ - 12/31/98          $12.50          $12.78            --             $0.2097                  2.24%
-------------------------------------------------------------------------------------------------------------------
01/01/99 - 11/30/99            12.78           13.08            --               --                     2.35
-------------------------------------------------------------------------------------------------------------------
                                                       Total:   --             $0.2097
-------------------------------------------------------------------------------------------------------------------
                                                            Cumulative Total Return as of 11/30/99:     6.36%
-------------------------------------------------------------------------------------------------------------------

Performance Summary Class B Shares

                                  Net Asset Value
                             -----------------------        Capital Gains     Dividends                 Total
Period Covered               Beginning        Ending         Distributed        Paid(2)                Return(1)
-------------------------------------------------------------------------------------------------------------------
02/24/98+ - 12/31/98          $12.50          $12.75            --             $0.1627                  2.00%
-------------------------------------------------------------------------------------------------------------------
01/01/99 - 11/30/99            12.75           12.96            --               --                     1.65
-------------------------------------------------------------------------------------------------------------------
                                                       Total:   --             $0.1627
-------------------------------------------------------------------------------------------------------------------
                                                            Cumulative Total Return as of 11/30/99:     5.00%
-------------------------------------------------------------------------------------------------------------------

Performance Summary Class C Shares

                                  Net Asset Value
                             -----------------------        Capital Gains     Dividends                 Total
Period Covered               Beginning        Ending         Distributed        Paid(2)                Return(1)
-------------------------------------------------------------------------------------------------------------------
02/24/98+ - 12/31/98          $12.50          $12.77            --             $0.1420                  2.16%
-------------------------------------------------------------------------------------------------------------------
01/01/99 - 11/30/99            12.77           12.98            --               --                     1.64
-------------------------------------------------------------------------------------------------------------------
                                                       Total:   --             $0.1420
-------------------------------------------------------------------------------------------------------------------
                                                            Cumulative Total Return as of 11/30/99:     4.99%
-------------------------------------------------------------------------------------------------------------------

Moderate Portfolio

                                         Net Asset Value                               Total Return(1)
                             ----------------------------------------------------------------------------------
                                                                               12 Months            6 Months
                             11/30/99        05/31/99        11/30/98       Ended 11/30/99       Ended 11/30/99
-------------------------------------------------------------------------------------------------------------------
Class A Shares                $13.16          $12.81          $12.54             8.07%                 3.98%
-------------------------------------------------------------------------------------------------------------------
Class B Shares                 13.12           12.77           12.51             7.22                  3.59
-------------------------------------------------------------------------------------------------------------------
Class C Shares                 13.11           12.77           12.51             7.16                  3.54
-------------------------------------------------------------------------------------------------------------------

Performance Summary Class A Shares

                                  Net Asset Value
                             -----------------------        Capital Gains     Dividends                Total
Period Covered               Beginning        Ending         Distributed        Paid(2)               Return(1)
-------------------------------------------------------------------------------------------------------------------
02/24/98+ - 12/31/98          $12.50          $12.99            --             $0.1804                  5.00%
-------------------------------------------------------------------------------------------------------------------
01/01/99 - 11/30/99            12.99           13.16            --              0.4465                  3.00
-------------------------------------------------------------------------------------------------------------------
                                                       Total:   --             $0.6269
-------------------------------------------------------------------------------------------------------------------
                                                            Cumulative Total Return as of 11/30/99:     9.54%
-------------------------------------------------------------------------------------------------------------------

+     Commencement of Operations.

1 Figures assume reinvestment of all dividends, capital gains and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

2     Certain distributions may contain short-term capital gains.

The data above represents past performance of the Mitchell Hutchins Portfolios shares, which is no guarantee of future results. The principal value of an investment in the Mitchell Hutchins Portfolios will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

MITCHELL HUTCHINS PORTFOLIOS

PERFORMANCE RESULTS (unaudited)

Moderate Portfolio (concluded)
Performance Summary Class B Shares

                                Net Asset Value
                             -----------------------        Capital Gains     Dividends                Total
Period Covered               Beginning        Ending         Distributed        Paid(2)               Return(1)
-------------------------------------------------------------------------------------------------------------------
02/24/98+ - 12/31/98          $12.50          $12.97            --             $0.1476                  4.55%
-------------------------------------------------------------------------------------------------------------------
01/01/99 - 11/30/99            12.97           13.12            --              0.3193                  2.27
                                                       Total:   --             $0.4669
-------------------------------------------------------------------------------------------------------------------
                                                            Cumulative Total Return as of 11/30/99:     8.12%
-------------------------------------------------------------------------------------------------------------------

Performance Summary Class C Shares

                                Net Asset Value
                             -----------------------        Capital Gains     Dividends                Total
Period Covered               Beginning        Ending         Distributed        Paid(2)               Return(1)
-------------------------------------------------------------------------------------------------------------------
02/24/98+ - 12/31/98          $12.50          $12.97            --             $0.1446                  4.53%
-------------------------------------------------------------------------------------------------------------------
01/01/99 - 11/30/99            12.97           13.11            --              0.3195                  2.25
                                                       Total:   --             $0.4641
-------------------------------------------------------------------------------------------------------------------
                                                            Cumulative Total Return as of 11/30/99:     8.04%
-------------------------------------------------------------------------------------------------------------------

Conservative Portfolio

                                          Net Asset Value                               Total Return(1)
                             ------------------------------------------      --------------------------------------
                                                                               12 Months              6 Months
                             11/30/99        05/31/99          11/30/98      Ended 11/30/99        Ended 11/30/99
-------------------------------------------------------------------------------------------------------------------
Class A Shares                $12.88          $12.97           $13.08            3.09%                  1.50%
-------------------------------------------------------------------------------------------------------------------
Class B Shares                 12.84           12.92            13.04            2.31                   1.18
-------------------------------------------------------------------------------------------------------------------
Class C Shares                 12.86           12.94            13.05            2.62                   1.30
-------------------------------------------------------------------------------------------------------------------

Performance Summary Class A Shares

                                Net Asset Value
                             -----------------------        Capital Gains     Dividends                Total
Period Covered               Beginning        Ending         Distributed        Paid(2)               Return(1)
-------------------------------------------------------------------------------------------------------------------
02/24/98+ - 12/31/98          $12.50          $13.22            --             $0.4236                  7.47%
-------------------------------------------------------------------------------------------------------------------
01/01/99 - 11/30/99            13.22           12.88            --              0.3781                  0.33
-------------------------------------------------------------------------------------------------------------------
                                                       Total:   --             $0.8017
-------------------------------------------------------------------------------------------------------------------
                                                            Cumulative Total Return as of 11/30/99:     9.61%
-------------------------------------------------------------------------------------------------------------------

Performance Summary Class B Shares

                                Net Asset Value
                             -----------------------        Capital Gains     Dividends                Total
Period Covered               Beginning        Ending         Distributed        Paid(2)               Return(1)
-------------------------------------------------------------------------------------------------------------------
02/24/98+ - 12/31/98          $12.50          $13.18            --             $0.3642                  6.89%
-------------------------------------------------------------------------------------------------------------------
01/01/99 - 11/30/99            13.18           12.84            --              0.3074                 (0.22)
-------------------------------------------------------------------------------------------------------------------
                                                       Total:   --             $0.6716
-------------------------------------------------------------------------------------------------------------------
                                                            Cumulative Total Return as of 11/30/99:     8.20%
-------------------------------------------------------------------------------------------------------------------

Performance Summary Class C Shares

                                Net Asset Value
                             -----------------------        Capital Gains     Dividends                Total
Period Covered               Beginning        Ending         Distributed        Paid(2)               Return(1)
-------------------------------------------------------------------------------------------------------------------
02/24/98+ - 12/31/98          $12.50          $13.21            --             $0.3807                  7.20%
-------------------------------------------------------------------------------------------------------------------
01/01/99 - 11/30/99            13.21           12.86            --              0.3291                 (0.12)
-------------------------------------------------------------------------------------------------------------------
                                                       Total:   --             $0.7098
-------------------------------------------------------------------------------------------------------------------
                                                            Cumulative Total Return as of 11/30/99:     8.68%
-------------------------------------------------------------------------------------------------------------------

+     Commencement of Operations.

1 Figures assume reinvestment of all dividends, capital gains and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods of less than one year has not been annualized.

2     Certain distributions may contain short-term capital gains.

The data above represents past performance of the Mitchell Hutchins Portfolios shares, which is no guarantee of future results. The principal value of an investment in the Mitchell Hutchins Portfolios will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

MITCHELL HUTCHINS PORTFOLIOS

PERFORMANCE RESULTS (unaudited) (concluded)

AVERAGE ANNUAL TOTAL RETURN(1)

Aggressive Portfolio

                                    % Return Without Deducting                    % Return After Deducting
                                       Maximum Sales Charge                         Maximum Sales Charge
                                ------------------------------------             --------------------------
Class                            A*             B**             C***              A*         B**       C***
-------------------------------------------------------------------------------------------------------------------
Twelve Months Ended 12/31/99    9.16%         8.33%            8.32%             4.26%       3.33%     7.32%
-------------------------------------------------------------------------------------------------------------------
Commencement of Operations
   Through 12/31/99+            7.04           6.26            6.26              4.41        3.67      6.26
-------------------------------------------------------------------------------------------------------------------

Moderate Portfolio

                                    % Return Without Deducting                    % Return After Deducting
                                       Maximum Sales Charge                         Maximum Sales Charge
                                ------------------------------------             --------------------------
Class                            A*             B**             C***              A*         B**       C***
-------------------------------------------------------------------------------------------------------------------
Twelve Months Ended 12/31/99    8.09%         7.24%            7.27%             3.24%       2.24%     6.27%
-------------------------------------------------------------------------------------------------------------------
Commencement of Operations
   Through 12/31/99+            7.82           7.01            7.00              5.17        4.44      7.00
-------------------------------------------------------------------------------------------------------------------

Conservative Portfolio

                                    % Return Without Deducting                    % Return After Deducting
                                       Maximum Sales Charge                         Maximum Sales Charge
                                ------------------------------------             --------------------------
Class                            A*             B**             C***              A*         B**       C***
-------------------------------------------------------------------------------------------------------------------
Twelve Months Ended 12/31/99    1.27%         0.66%            0.77%            (2.77)%     (4.04)%    0.07%
-------------------------------------------------------------------------------------------------------------------
Commencement of Operations
   Through 12/31/99+            5.61           4.84            5.10              3.31        2.24      5.10
-------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates.

* Maximum sales charge for Class A shares is 4.5% for the Aggressive Portfolio and the Moderate Portfolio and 4% for the Conservative Portfolio of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after 6 years. Class B shares bear ongoing 12b-1 distribution and service fees.

*** Maximum contingent deferred sales charge for Class C shares is 1.00% for the Aggressive Portfolio and the Moderate Portfolio and 0.75% for the Conservative Protfolio and is reduced to 0% after 1 year. Class C shares bear ongoing 12b-1 distribution and service fees.

+ Commencement of issuance date is February 24, 1998 for Class A, Class B and Class C shares.

Note: The Mitchell Hutchins Portfolios offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the six months ended November 30, 1999, Aggressive Portfolio, Moderate Portfolio and Conservative Portfolio Class Y shares had a total return of 4.21%, 4.03% and 1.55%, respectively. Also, since inception, February 24, 1998 through November 30, 1999, Aggressive Portfolio, Moderate Portfolio and Conservative Portfolio Class Y shares had a total return of 6.85%, 9.94% and 10.00%, respectively. For the twelve months ended December 31, 1999, Aggressive Portfolio, Moderate Portfolio, and Conservative Portfolio Class Y shares had an average annual total return of 9.38%, 8.30%, and 1.10%, respectively. Also, since inception, February 24, 1998 through December 31, 1999, Aggressive Portfolio, Moderate Portfolio, and Conservative Portfolio Class Y shares had an average annual total return of 7.30%, 8.03%, and 5.87%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

MITCHELL HUTCHINS AGGRESSIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS                           NOVEMBER 30, 1999 (unaudited)

 Number of
  Shares                                                                Value
----------                                                          ------------

Stock Mutual Funds--69.10%

   24,485  PaineWebber Global Equity Fund .......................     $467,907
   22,588  PaineWebber Growth and Income Fund ...................      743,130
    4,995  PaineWebber Growth Fund ..............................      157,738
   76,407  PaineWebber Small Cap Fund ...........................      821,371
                                                                    ----------
                                                                     2,190,146
                                                                    ----------

Bond Mutual Funds--27.86%

   14,787  PaineWebber Global Income Fund .......................      142,102
   81,638  PaineWebber High Income Fund .........................      498,809
   24,319  PaineWebber Investment Grade Income Fund .............      241,969
                                                                    ----------
                                                                       882,880
                                                                    ----------

Total Investments (cost--$2,983,719)--96.96% ....................    3,073,026
Other assets in excess of liabilities--3.04% ....................       96,365
                                                                    ----------
Net Assets--100.00% .............................................   $3,169,391
                                                                    ==========

                 See accompanying notes to financial statements

MITCHELL HUTCHINS MODERATE PORTFOLIO

PORTFOLIO OF INVESTMENTS                           NOVEMBER 30, 1999 (unaudited)

Number of
  Shares                                                                 Value
----------                                                            ----------

Stock Mutual Funds--51.05%

    37,887     PaineWebber Global Equity Fund ...................     $  724,029
    47,041     PaineWebber Growth and Income Fund ...............      1,547,648
    23,294     PaineWebber Growth Fund ..........................        735,615
    53,601     PaineWebber Small Cap Fund .......................        576,213
                                                                      ----------
                                                                       3,583,505
                                                                      ----------

Bond Mutual Funds--47.67%

    68,109     PaineWebber Global Income Fund ...................        654,525
    57,021     PaineWebber High Income Fund .....................        348,396
   118,100     PaineWebber Investment Grade Income Fund .........      1,175,095
   137,521     PaineWebber U.S. Government Income Fund ..........      1,168,931
                                                                      ----------
                                                                       3,346,947
                                                                      ----------

 Total Investments (cost--$6,800,732)--98.72% ...................      6,930,452
 Other assets in excess of liabilities--1.28% ...................         89,820
                                                                      ----------
 Net Assets--100.00% ............................................     $7,020,272
                                                                      ==========

                 See accompanying notes to financial statements

MITCHELL HUTCHINS CONSERVATIVE PORTFOLIO

PORTFOLIO OF INVESTMENTS                           NOVEMBER 30, 1999 (unaudited)

Number of
 Shares                                                                 Value
----------                                                           ----------

Stock Mutual Fund--9.35%

    7,564  PaineWebber Growth and Income Fund ...................      $248,848
                                                                     ----------

Bond Mutual Funds--82.18%

   25,050  PaineWebber Global Income Fund .......................       240,728
   36,810  PaineWebber Investment Grade Income Fund .............       366,266
  264,428  PaineWebber Low Duration U.S. Government Income Fund .       608,184
  114,473  PaineWebber U.S. Government Income Fund ..............       973,025
                                                                     ----------
                                                                      2,188,203
                                                                     ----------

Total Investments (cost--$2,459,269)--91.53% ....................     2,437,051
Other assets in excess of liabilities--8.47% ....................       225,554
                                                                     ----------
Net Assets--100.00% .............................................    $2,662,605
                                                                     ==========

                 See accompanying notes to financial statements

MITCHELL HUTCHINS PORTFOLIOS

STATEMENT OF ASSETS AND LIABILITIES                NOVEMBER 30, 1999 (unaudited)

                                                                       Aggressive     Moderate     Conservative
                                                                        Portfolio     Portfolio      Portfolio
                                                                       -----------    -----------   -----------
Assets
Investments in Underlying Funds, at value (cost--$2,983,719,
$6,800,732 and $2,459,269, respectively) ...........................   $ 3,073,026    $ 6,930,452   $ 2,437,051
Cash ...............................................................        19,708          9,355        41,508
Receivable for investments sold ....................................         4,686        140,421       116,247
Receivable from affiliate ..........................................        37,706         53,701        39,752
Dividends receivable ...............................................         3,006         11,134         2,632
Deferred organizational expenses ...................................        58,287         58,287        58,287
Other assets .......................................................         5,940         20,656         8,241
                                                                       -----------    -----------   -----------
Total assets .......................................................     3,202,359      7,224,006     2,703,718
                                                                       -----------    -----------   -----------

Liabilities
Payable for investments purchased ..................................            --        136,136            --
Accrued expenses and other liabilities .............................        32,968         67,598        41,113
                                                                       -----------    -----------   -----------
Total liabilities ..................................................        32,968        203,734        41,113
                                                                       -----------    -----------   -----------

Net Assets
Beneficial interest--$0.001 par value
  (unlimited number authorized) ....................................     3,218,745      6,508,493     2,622,154
Undistributed net investment income ................................        30,079         62,368        35,118
Accumulated net realized gains (losses)
  from investment transactions .....................................      (168,740)       319,691        27,551
Net unrealized appreciation (depreciation) of investments ..........        89,307        129,720       (22,218)
                                                                       -----------    -----------   -----------
Net assets .........................................................   $ 3,169,391    $ 7,020,272   $ 2,662,605
                                                                       ===========    ===========   ===========


Class A:
Net assets .........................................................   $   638,842    $ 1,431,270   $   495,026
                                                                       -----------    -----------   -----------
Shares outstanding .................................................        48,846        108,789        38,432
                                                                       -----------    -----------   -----------
Net asset value and redemption price per share .....................        $13.08         $13.16        $12.88
                                                                            ======         ======        ======

Maximum offering price per share (net asset value plus sales charge
     of 4.50%, 4.50% and 4.00% of offering price, respectively) ....        $13.70         $13.78        $13.42
                                                                            ======         ======        ======

Class B:
Net assets .........................................................   $   926,703    $ 2,734,058   $ 1,776,385
                                                                       -----------    -----------   -----------
Shares outstanding .................................................        71,513        208,465       138,384
                                                                       -----------    -----------   -----------
Net asset value and offering price per share .......................        $12.96         $13.12        $12.84
                                                                            ======         ======        ======

Class C:
Net assets .........................................................   $ 1,593,164    $ 2,841,813   $   385,690
                                                                       -----------    -----------   -----------
Shares outstanding .................................................       122,724        216,719        29,989
                                                                       -----------    -----------   -----------
Net asset value and offering price per share .......................        $12.98         $13.11        $12.86
                                                                            ======         ======        ======

Class Y:
Net assets .........................................................   $    10,682    $    13,131   $     5,504
                                                                       -----------    -----------   -----------
Shares outstanding .................................................           814            998           427
                                                                       -----------    -----------   -----------
Net asset value, offering price and redemption value per share .....        $13.12         $13.16        $12.89
                                                                            ======         ======        ======

                 See accompanying notes to financial statements

MITCHELL HUTCHINS PORTFOLIOS

STATEMENT OF OPERATIONS

                                                                                  For the Six Months Ended
                                                                                November 30, 1999 (unaudited)
                                                                            -------------------------------------
                                                                            Aggressive    Moderate   Conservative
                                                                             Portfolio    Portfolio    Portfolio
                                                                             ---------    ---------    ---------
Investment income:

Dividends from Underlying Funds ..........................................   $  52,012    $ 201,292    $ 103,082
                                                                             ---------    ---------    ---------

Expenses:

Federal and state registration ...........................................      46,637       67,880       49,629
Legal and audit ..........................................................      20,750       22,078       20,290
Investment advisory and administration ...................................       9,935       24,697        7,727
Service fees--Class A ....................................................       1,706        2,554          868
Service and distribution fees--Class B ...................................       9,541       31,749       15,131
Service and distribution fees--Class C ...................................      12,001       28,539        2,587
Amortization of organizational expenses ..................................       9,026        9,026        9,026
Trustees' fees ...........................................................       5,250        5,250        5,250
Transfer agency and service  fees ........................................       4,500        6,693        4,500
Reports and notices to shareholders ......................................       3,887       11,849        3,906
Custody and accounting ...................................................         853        2,117          662
Other expenses ...........................................................       7,564       10,410       19,953
                                                                             ---------    ---------    ---------
                                                                               131,650      222,842      139,529
Less: Fee waivers and expense reimbursements from
  adviser/underlying funds ...............................................    (108,402)    (160,000)    (120,943)
                                                                             ---------    ---------    ---------

Net expenses .............................................................      23,248       62,842       18,586
                                                                             ---------    ---------    ---------

Net investment income ....................................................      28,764      138,450       84,496
                                                                             ---------    ---------    ---------

Realized and unrealized gains (losses) from investment activities:

Net realized gains (losses) from investment transactions .................      88,594      443,099      (31,464)
Net change in unrealized appreciation (depreciation) of investments ......      96,684      (72,831)       9,644
                                                                             ---------    ---------    ---------

Net realized and unrealized gains (losses) from investment activities ....     185,278      370,268      (21,820)
                                                                             ---------    ---------    ---------

Net increase in net assets resulting from operations .....................   $ 214,042    $ 508,718    $  62,676
                                                                             =========    =========    =========

                 See accompanying notes to financial statements

MITCHELL HUTCHINS AGGRESSIVE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                              For the Six
                                                                              Months Ended      For the Year
                                                                            November 30, 1999      Ended
                                                                              (unaudited)       May 31, 1999
                                                                              -----------       -----------
From operations:

Net investment income .....................................................   $    28,764       $    64,703
Net realized gains (losses) from investment transactions and
  distributions from Underlying Funds .....................................        88,594          (249,501)
Net change in unrealized appreciation/depreciation of investments .........        96,684            70,480
                                                                              -----------       -----------
Net increase (decrease) in net assets resulting from operations ...........       214,042          (114,318)
                                                                              -----------       -----------

Dividends and distributions to shareholders from:

Net investment income--Class A ............................................            --           (24,252)
Net investment income--Class B ............................................            --           (18,876)
Net investment income--Class C ............................................            --           (14,463)
Net investment income--Class Y ............................................            --              (137)
Net realized gains from investment transactions--Class A ..................            --            (9,472)
Net realized gains from investment transactions--Class B ..................            --           (10,711)
Net realized gains from investment transactions--Class C ..................            --           (10,251)
Net realized gains from investment transactions--Class Y ..................            --               (47)
                                                                              -----------       -----------
Total dividends and distributions to shareholders .........................            --           (88,209)
                                                                              -----------       -----------

From beneficial interest transactions:

Net proceeds from the sale of shares ......................................       627,828         4,324,175
Cost of shares repurchased ................................................    (3,771,626)       (3,224,665)
Proceeds from dividends reinvested ........................................            --            81,900
                                                                              -----------       -----------
Net increase (decrease) in net assets from beneficial interest
  transactions ............................................................    (3,143,798)        1,181,410
                                                                              -----------       -----------

Net increase (decrease) in net assets .....................................    (2,929,756)          978,883

Net assets:

Beginning of period .......................................................     6,099,147         5,120,264
                                                                              -----------       -----------
End of period (including undistributed net investment income of
  $30,079 and $1,315, respectively) .......................................   $ 3,169,391       $ 6,099,147
                                                                              ===========       ===========

                 See accompanying notes to financial statements

MITCHELL HUTCHINS MODERATE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                   For the Six
                                                                   Months Ended     For the Year
                                                                 November 30, 1999     Ended
                                                                    (unaudited)     May 31, 1999
                                                                    -----------     ------------
From operations:

Net investment income ...........................................   $    138,450    $    224,608
Net realized gains (losses) from investment transactions and
  distributions from Underlying Funds ...........................        443,099        (103,419)
Net change in unrealized appreciation/depreciation of
  investments ...................................................        (72,831)        245,743
                                                                    ------------    ------------
Net increase in net assets resulting from operations ............        508,718         366,932
                                                                    ------------    ------------

Dividends and distributions to shareholders from:

Net investment income--Class A ..................................        (24,964)        (45,533)
Net investment income--Class B ..................................        (51,814)        (91,733)
Net investment income--Class C ..................................        (48,954)        (63,927)
Net investment income--Class Y ..................................           (168)           (311)
Net realized gains from investment transactions--Class A ........             --          (8,309)
Net realized gains from investment transactions--Class B ........             --         (27,305)
Net realized gains from investment transactions--Class C ........             --         (17,244)
Net realized gains from investment transactions--Class Y ........             --             (54)
                                                                    ------------    ------------
Total dividends and distributions to shareholders ...............       (125,900)       (254,416)
                                                                    ------------    ------------

From beneficial interest transactions:

Net proceeds from the sale of shares ............................      1,063,006      11,354,186
Cost of shares repurchased ......................................     (9,021,642)     (4,683,813)
Proceeds from dividends reinvested ..............................        124,309         243,969
                                                                    ------------    ------------
Net increase (decrease) in net assets from beneficial
  interest transactions .........................................     (7,834,327)      6,914,342
                                                                    ------------    ------------

Net increase (decrease) in net assets ...........................     (7,451,509)      7,026,858

Net assets:

Beginning of period .............................................     14,471,781       7,444,923
                                                                    ------------    ------------
End of period (including undistributed net investment income of
  $62,368 and $49,818, respectively) ............................   $  7,020,272    $ 14,471,781
                                                                    ============    ============

                 See accompanying notes to financial statements

MITCHELL HUTCHINS CONSERVATIVE PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                   For the Six
                                                                   Months Ended      For the Year
                                                                 November 30, 1999       Ended
                                                                    (unaudited)      May 31, 1999
                                                                    -----------      -----------
From operations:

Net investment income ...........................................   $    84,496      $   141,083
Net realized gains (losses) from investment transactions and
  distributions from Underlying Funds ...........................       (31,464)          68,090
Net change in unrealized appreciation/depreciation of
  investments ...................................................         9,644          (31,919)
                                                                    -----------      -----------
Net increase in net assets resulting from operations ............        62,676          177,254
                                                                    -----------      -----------

Dividends and distributions to shareholders from:

Net investment income--Class A ..................................       (15,234)         (22,766)
Net investment income--Class B ..................................       (54,495)         (79,913)
Net investment income--Class C ..................................       (13,130)         (21,245)
Net investment income--Class Y ..................................          (124)            (205)
Net realized gains from investment transactions--Class A ........            --           (2,184)
Net realized gains from investment transactions--Class B ........            --          (10,673)
Net realized gains from investment transactions--Class C ........            --           (2,522)
Net realized gains from investment transactions--Class Y ........            --              (19)
                                                                    -----------      -----------
Total dividends and distributions to shareholders ...............       (82,983)        (139,527)
                                                                    -----------      -----------

From beneficial interest transactions:

Net proceeds from the sale of shares ............................       490,321        3,052,884
Cost of shares repurchased ......................................    (2,606,686)      (1,137,196)
Proceeds from dividends reinvested ..............................        65,843          104,662
                                                                    -----------      -----------
Net increase (decrease) in net assets from beneficial
  interest transactions .........................................    (2,050,522)       2,020,350
                                                                    -----------      -----------

Net increase (decrease) in net assets ...........................    (2,070,829)       2,058,077

Net assets:

Beginning of period .............................................     4,733,434        2,675,357
                                                                    -----------      -----------
End of period (including undistributed net investment income
  of $35,118 and $33,605, respectively) .........................   $ 2,662,605      $ 4,733,434
                                                                    ===========      ===========

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      Mitchell Hutchins Aggressive Portfolio ("Aggressive Portfolio"), Mitchell Hutchins Moderate Portfolio ("Moderate Portfolio") and Mitchell Hutchins Conservative Portfolio ("Conservative Portfolio") (collectively the "Portfolios") are each a diversified series of Mitchell Hutchins Portfolios (the "Trust"), an open-end management investment company organized as a Delaware business trust on August 20, 1997. The Portfolios invest solely in shares of other funds within the PaineWebber Group of Funds (the "Underlying Funds").

      Costs incurred by the Portfolios in connection with their organization have been deferred and are being amortized using the straight-line method over a period not to exceed sixty months from the commencement of operations. If any initial shares are redeemed by Mitchell Hutchins during the amortization period, the redemption proceeds shall be reduced by the pro rata portion of unamortized organizational expenses which the number of shares redeemed bears to the number of initial shares then outstanding.

      Currently, each Portfolio offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the assets of the applicable Portfolio. The classes are identical except for differences in the sales charge structures, ongoing service and distribution charges and certain transfer agency and related expenses. In addition, Class B shares and all corresponding dividend reinvested shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that Class A, Class B and Class C shares have exclusive voting rights with respect to their service and/or distribution plan. There is no distribution plan with respect to the Portfolios' Class Y shares.

      The preparation of financial statements in accordance with generally accepted accounting principles requires the Portfolios' management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

      Valuation of Investments--The net asset value of a Portfolio's shares fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time) each business day. Each Portfolio's net asset value per share is determined by dividing the value of the Underlying Funds held plus any cash or other assets, minus all liabilities, by the total number of Portfolio shares outstanding. The value of each Underlying Fund will be its net asset value at the time of computation.

      Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Dividend income and long term capital gain distributions from Underlying Funds are recorded on the ex-dividend date. Short-term capital gains distributions from Underlying Funds are recorded as dividend income. Long term capital gains distributions from Underlying Funds are recorded as realized gains.

      Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class specific expenses are charged directly to the applicable class of shares.

      Dividends and Distributions--Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such

NOTES TO FINANCIAL STATEMENTS (unaudited)

amounts are reclassified within the capital accounts based on the tax-basis treatment; temporary differences do not require reclassification.

INVESTMENT RISK

      All the Portfolios hold shares of Underlying Funds that invest in equity securities, although the specific Underlying Funds and the percentage of a Portfolio's assets invested in each Underlying Fund varies. Equity securities historically have shown greater growth potential than other types of securities, but they have also shown greater volatility.

      All Portfolios hold shares of Underlying Funds that invest in bonds, although the specific Underlying Funds and the percentage of a Portfolio's assets invested in each Underlying Fund varies. Bonds are subject to interest rate and credit risk. Interest rate risk is the risk that the interest rates will rise and as a result bond prices will fall, lowering the value of the Underlying Fund's investments. Credit risk is the risk that the issuer or guarantor may be unable or unwilling to pay interest or repay principal on the bond. Some Underlying Funds may invest in bonds rated below investment grade, which are subject to greater risks of default or price fluctuation than investment grade bonds and are considered predominantly speculative.

      Some Underlying Funds are subject to the special risks of investing in foreign equity securities or foreign bonds, which include possible adverse political, social and economic developments abroad and differing characteristics of foreign economics and markets. These risks are greater with respect to securities of issuers located in emerging markets.

      Each Underlying Fund (other than PaineWebber Cashfund, Inc.) may use derivatives, such as options, futures contracts, foreign currency contracts, swaps and similar instruments, in its investment activities. Each type of derivative instrument presents its own special risks.

INVESTMENT ADVISER AND ADMINISTRATOR

      The Trust's board of trustees has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the investment adviser and a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), under which Mitchell Hutchins serves as investment adviser and administrator of the Portfolios. In accordance with the Advisory Contract, each Portfolio pays Mitchell Hutchins an investment advisory and administration fee, which is computed and accrued daily and paid monthly, at the annual rate of 0.35% of each Portfolio's average daily net assets. For the six months ended November 30, 1999, Mitchell Hutchins waived their entire fee. In addition, Mitchell Hutchins reimbursed other expenses of $71,370, $96,788 and $107,052, to the Aggressive Portfolio, Moderate Portfolio and Conservative Portfolio, respectively, for the six months ended November 30, 1999. At November 30, 1999, Mitchell Hutchins owed $27,712, $45,258 and $39,586, to the Aggressive Portfolio, Moderate Portfolio and Conservative Portfolio, respectively, for the other expenses reimbursed.

SERVICING AGREEMENT

      The Trust's board of trustees has approved a Servicing Agreement ("Servicing Agreement") with Mitchell Hutchins, under which the officers of the Underlying Funds would determine monthly whether the expenses of a Portfolio with respect to its investment in an Underlying Fund are greater than the estimated savings to the Underlying Fund from the operation of the Portfolio. If the aggregate financial benefits to the Underlying Fund equal or exceed the administrative expenses of a Portfolio, there would be a reimbursement to the Portfolio under the Servicing Agreement. The expenses of the Portfolios would be passed through to the Underlying Funds in proportion to the average daily value of each Underlying Fund's shares held by each Portfolio, provided further that no Underlying Fund would bear such expenses in excess of the estimated savings to it. For the six months ended November 30, 1999, the Underlying Funds incurred $27,097, $38,515 and

NOTES TO FINANCIAL STATEMENTS (unaudited)

$6,164, to the Aggressive Portfolio, Moderate Portfolio and Conservative Portfolio, respectively, for the reimbursement of other expenses. At November 30, 1999, the Underlying Funds owed $13,385, $17,640 and $2,859, to the Aggressive Portfolio, Moderate Portfolio and Conservative Portfolio, respectively, for the reimbursement of other expenses.

DISTRIBUTION PLANS

      Mitchell Hutchins is the distributor of each Portfolio's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to Class A, Class B, and Class C shares, each Portfolio pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B, and Class C shares. The Aggressive Portfolio and Moderate Portfolio each pay Mitchell Hutchins monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares while the Conservative Portfolio pays monthly distribution fees at the annual rate of 0.75% and 0.50% of the average daily net assets of Class B and Class C shares, respectively. There is no distribution plan with respect to the Portfolios' Class Y shares. At November 30, 1999, Aggressive Portfolio, Moderate Portfolio and Conservative Portfolio owed Mitchell Hutchins $3,391, $9,197, and $2,693 respectively, in service and distribution fees.

      Mitchell Hutchins also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B, and Class C shares. Mitchell Hutchins has informed each Portfolio that for the six months ended November 30, 1999, it earned $45,790, $109,405 and $54,918 in sales charges for the Aggressive Portfolio, Moderate Portfolio and Conservative Portfolio, respectively.

TRANSFER AGENCY AND RELATED SERVICES FEES

      PaineWebber provides transfer agency related services to each Portfolio pursuant to a delegation of authority from PFPC, Inc., the Portfolios' transfer agent, and is compensated for these services by PFPC, Inc. For the six months ended November 30, 1999, PaineWebber received from PFPC, Inc., approximately 34%, 39% and 11% of the total transfer agency and related services fees collected by PFPC, Inc. from the Aggressive Portfolio, Moderate Portfolio and Conservative Portfolio, respectively.

INVESTMENTS IN SECURITIES

      At November 30, 1999, the cost of securities owned for federal income tax purposes for the Aggressive Portfolio, Moderate Portfolio and Conservative Portfolio was substantially the same as the cost of securities for financial statement purposes.

      At November 30, 1999, the components of net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

                                                                               Aggressive       Moderate       Conservative
                                                                                Portfolio       Portfolio       Portfolio
                                                                               ----------       ---------      ------------
Gross appreciation (investments having an excess of value over cost)......      $  99,735       $ 207,342       $   5,545
Gross depreciation (investments having an excess of cost over value)......        (10,428)        (77,622)        (27,763)
                                                                                ---------       ---------       ---------
Net appreciation/(depreciation) of investments ...........................      $  89,307       $ 129,720       $ (22,218)
                                                                                =========       =========       =========

      For the six months ended November 30, 1999, total aggregate purchases and sales of portfolio securities (Underlying Funds), excluding short-term securities, were as follows:

                              Aggressive          Moderate          Conservative
                               Portfolio          Portfolio          Portfolio
                              -----------        -----------        -----------
Purchases ............        $ 3,141,247        $ 8,849,226        $ 3,466,131
Sales ................          5,936,161         15,922,634          5,094,528

NOTES TO FINANCIAL STATEMENTS (unaudited)

FEDERAL INCOME TAX STATUS

      Each Portfolio intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code to qualify for treatment as a regulated investment company. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income and capital gains, if any, each Portfolio intends not to be subject to a federal excise tax.

NOTES TO FINANCIAL STATEMENTS (unaudited)

SHARES OF BENEFICIAL INTEREST

      There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                   Class A                     Class B                      Class C                Class Y
                           -----------------------      -----------------------     -----------------------   -----------------
                           Shares         Amount        Shares         Amount        Shares        Amount     Shares     Amount
                           -------     -----------      -------     -----------     -------     -----------   ------     ------
Aggressive Portfolio
For the Six Months Ended
November 30, 1999
Shares sold ............     7,663     $    97,715       17,623     $   219,779      24,535     $   310,334       --      $  --
Shares repurchased .....   (88,195)     (1,140,958)    (110,600)     (1,427,619)    (93,898)     (1,203,049)      --         --
                           -------     -----------      -------     -----------     -------     -----------    -----      -----
Net decrease ...........   (80,532)    $(1,043,243)     (92,977)    $(1,207,840)    (69,363)    $  (892,715)      --      $  --
                           =======     ===========      =======     ===========     =======     ===========    =====      =====

                                   Class A                     Class B                      Class C                Class Y
                           -----------------------      -----------------------     -----------------------   -----------------
                           Shares         Amount        Shares         Amount        Shares        Amount     Shares     Amount
                           -------     -----------      -------     -----------     -------     -----------   ------     ------
Aggressive Portfolio
For the Year Ended
May 31, 1999
Shares sold ........        131,503    $ 1,648,007      112,207     $1,379,469      105,158     $1,296,688         1      $  11
Shares repurchased .       (129,313)    (1,602,269)     (61,026)      (743,530)     (73,010)      (878,855)       (1)       (11)
Dividends reinvested          2,276         29,091        2,213         28,210        1,912         24,415        14        184
                           --------    -----------      -------     ----------      -------     ----------     -----      -----
Net increase .......          4,466    $    74,829       53,394     $  664,149       34,060     $  442,248        14      $ 184
                           ========    ===========      =======     ==========      =======     ==========     =====      =====

                                   Class A                     Class B                      Class C                Class Y
                           -----------------------      -----------------------     -----------------------   -----------------
                           Shares         Amount        Shares         Amount        Shares        Amount     Shares     Amount
                           -------     -----------      -------     -----------     -------     -----------   ------     ------
Moderate Portfolio
For the Six Months Ended
November 30, 1999
Shares sold ............     6,460     $    83,342        39,134    $   503,760       36,963    $   475,904       --      $   --
Shares repurchased .....   (70,667)       (923,130)     (344,261)    (4,500,589)    (274,811)    (3,597,923)      --          --
Dividends reinvested ...     1,936          24,614         4,030         51,089        3,825         48,438       14         168
Shares converted from
  Class B to Class A ...     1,808          22,966        (1,813)       (22,966)          --             --       --          --
                           -------     -----------      --------    -----------     --------    -----------    -----      ------
Net increase (decrease)    (60,463)    $  (792,208)     (302,910)   $(3,968,706)    (234,023)   $(3,073,581)      14      $  168
                           =======     ===========      ========    ===========     ========    ===========    =====      ======

                                   Class A                     Class B                      Class C                Class Y
                           -----------------------      -----------------------     -----------------------   -----------------
                           Shares         Amount        Shares         Amount        Shares        Amount     Shares     Amount
                           -------     -----------      -------     -----------     -------     -----------   ------     ------
Moderate Portfolio
For the Year Ended
May 31, 1999
Shares sold .........       201,283    $ 2,542,864       417,744    $ 5,149,164     288,401     $ 3,662,096        5      $   62
Shares repurchased ..      (167,947)    (2,126,200)     (142,121)    (1,794,226)    (61,129)       (763,387)      --          --
Dividends reinvested          3,981         49,989         8,999        113,772       6,338          79,905       24         303
Shares converted from
  Class B to Class A          2,340         30,344        (2,345)       (30,344)         --              --       --          --
                           --------    -----------      --------    -----------     -------     -----------    -----      ------
Net increase ........        39,657    $   496,997       282,277    $ 3,438,366     233,610     $ 2,978,614       29      $  365
                           ========    ===========      ========    ===========     =======     ===========    =====      ======

NOTES TO FINANCIAL STATEMENTS (unaudited)

SHARES OF BENEFICIAL INTEREST (concluded)

                                   Class A                     Class B                      Class C                Class Y
                           -----------------------      -----------------------     -----------------------   -----------------
                           Shares         Amount        Shares         Amount        Shares        Amount     Shares     Amount
                           -------     -----------      -------     -----------     -------     -----------   ------     ------
Conservative Portfolio
For the Six Months Ended
November 30, 1999
Shares sold ............     2,617     $    33,813        31,733    $   405,178       3,987     $    51,330       --      $   --
Shares repurchased .....   (20,265)       (261,952)     (143,590)    (1,849,423)    (38,385)       (495,311)      --          --
Dividends reinvested ...       809          10,308         3,519         44,775         835          10,635       10         125
                           -------     -----------      --------    -----------     -------     -----------    -----      ------
Net increase (decrease)    (16,839)    $  (217,831)     (108,338)   $(1,399,470)    (33,563)    $  (433,346)      10      $  125
                           =======     ===========      ========    ===========     =======     ===========    =====      ======

                                   Class A                     Class B                      Class C                Class Y
                           -----------------------      -----------------------     -----------------------   -----------------
                           Shares         Amount        Shares         Amount        Shares        Amount     Shares     Amount
                           -------     -----------      -------     -----------     -------     -----------   ------     ------
Conservative Portfolio
For the Year Ended
May 31, 1999
Shares sold ..........      50,680     $   662,574      138,571     $ 1,778,732      47,290     $   611,578       --      $   --
Shares repurchased ...     (38,633)       (504,880)     (26,123)       (336,062)    (22,943)       (296,254)      --          --
Dividends reinvested .       1,096          14,233        5,627          72,903       1,332          17,302       17         224
Shares converted from
  Class B to Class A .       1,654          21,412       (1,660)        (21,412)         --              --       --          --
                           -------     -----------      -------     -----------     -------     -----------    -----      ------
Net increase .........      14,797     $   193,339      116,415     $ 1,494,161      25,679     $   332,626       17      $  224
                           =======     ===========      =======     ===========     =======     ===========    =====      ======

MITCHELL HUTCHINS AGGRESSIVE PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                               Class A                                     Class B
                                              -----------------------------------------    -----------------------------------------
                                               For the                      For the         For the                      For the
                                                 Six                         Period           Six                         Period
                                                Months       For the       February 24,      Months       For the       February 24,
                                                Ended          Year           1998+          Ended          Year           1998+
                                              November 30,     Ended         through       November 30,     Ended         through
                                                 1999          May 31,        May 31,         1999          May 31,        May 31,
                                              (unaudited)       1999           1998        (unaudited)       1999           1998
                                              ------------   ---------     ------------    ------------   ---------     ------------
Net asset value, beginning of period .....       $12.57        $12.98         $12.50          $12.50        $12.96         $12.50
                                                 ------        ------         ------          ------        ------         ------
Net investment income ....................         0.11@         0.19           0.03            0.05@         0.09           0.01
Net realized and unrealized gains
  (losses) from investments ..............         0.40@        (0.39)          0.45            0.41@        (0.39)          0.45
                                                 ------        ------         ------          ------        ------         ------
Net increase (decrease) from investment
  operations .............................         0.51         (0.20)          0.48            0.46         (0.30)          0.46
                                                 ------        ------         ------          ------        ------         ------
Dividends from net investment income .....           --         (0.15)            --              --         (0.10)            --
Distributions from net realized gains
  from investment transactions ...........           --         (0.06)            --              --         (0.06)            --
                                                 ------        ------         ------          ------        ------         ------
Total dividends and distributions
  to shareholders ........................           --         (0.21)            --              --         (0.16)            --
                                                 ------        ------         ------          ------        ------         ------
Net asset value, end of period ...........       $13.08        $12.57         $12.98          $12.96        $12.50         $12.96
                                                 ======        ======         ======          ======        ======         ======
Total investment return(1) ...............         4.06%        (1.57)%         3.84%           3.68%        (2.32)%         3.68%
                                                 ======        ======         ======          ======        ======         ======

Ratios/Supplemental data:
Net assets, end of period (000's) ........       $  639        $1,626         $1,622          $  927        $2,057         $1,440
Expenses to average net assets,
  net of waivers and reimbursements
  from adviser and Underlying Funds ......         0.25%*        0.25%          0.25%*          1.00%*        1.00%          1.00%*
Expenses to average net assets,
  before waivers and reimbursements
  from adviser and Underlying Funds ......         4.07%*        4.54%          3.98%*          4.82%*        5.29%          4.80%*
Net investment income to average
  net assets, net of waivers and
  reimbursements from adviser
  and Underlying Funds ...................         1.58%*        1.65%          1.49%*          0.85%*        0.87%          0.70%*
Net investment loss to average
  net assets, before waivers and
  reimbursements from adviser
  and Underlying Funds ...................        (2.24)%*      (2.64)%        (2.24)%*        (2.97)%*      (3.42)%        (3.10)%*
Portfolio turnover rate ..................           62%          104%             6%             62%          104%             6%

----------
+     Commencement of issuance of shares.
*     Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year have not been annualized.
@     Calculated using the average daily shares outstanding for the period.

                                                                Class C                                    Class Y
                                              ----------------------------------------   -------------------------------------------
                                               For the                     For the        For the                       For the
                                                 Six                        Period          Six                          Period
                                                Months        For the     February 24,     Months        For the       February 24,
                                                Ended           Year         1998+          Ended          Year           1998+
                                              November 30,     Ended        through      November 30,      Ended         through
                                                 1999          May 31,       May 31,         1999          May 31,        May 31,
                                              (unaudited)       1999          1998        (unaudited)       1999           1998
                                              ------------    --------    ------------   ------------     --------     -------------
Net asset value, beginning of period ..         $12.52         $12.96        $12.50         $12.59         $12.99         $12.50
                                                ------         ------        ------         ------         ------         ------
Net investment income .................           0.05@          0.10          0.01           0.12@          0.23           0.05
Net realized and unrealized gains
  (losses) from investments ...........           0.41@         (0.40)         0.45           0.41@         (0.40)          0.44
                                                ------         ------        ------         ------         ------         ------
Net increase (decrease) from investment
  operations ..........................           0.46          (0.30)         0.46           0.53          (0.17)          0.49
                                                ------         ------        ------         ------         ------         ------
Dividends from net investment income ..             --          (0.08)           --             --          (0.17)            --
Distributions from net realized gains
  from investment transactions ........             --          (0.06)           --             --          (0.06)            --
                                                ------         ------        ------         ------         ------         ------
Total dividends and distributions
  to shareholders .....................             --          (0.14)           --             --          (0.23)            --
                                                ------         ------        ------         ------         ------         ------
Net asset value, end of period ........         $12.98         $12.52        $12.96         $13.12         $12.59         $12.99
                                                ======         ======        ======         ======         ======         ======
Total investment return(1) ............           3.67%         (2.32)%        3.68%          4.21%         (1.33)%         3.92%
                                                ======         ======        ======         ======         ======         ======

Ratios/Supplemental data:
Net assets, end of period (000's) .....         $1,593         $2,406        $2,048         $   11         $   10         $   10
Expenses to average net assets,
  net of waivers and reimbursements
  from adviser and Underlying Funds ...           1.00%*         1.00%         1.00%*         0.00%*         0.00%          0.00%*
Expenses to average net assets,
  before waivers and reimbursements
  from adviser and Underlying Funds ...           4.82%*         5.29%         4.55%*         3.82%*         4.29%          3.76%*
Net investment income to average
  net assets, net of waivers and
  reimbursements from adviser
  and Underlying Funds ................           0.82%*         0.81%         0.69%*         1.86%*         1.86%          1.57%*
Net investment loss to average
  net assets, before waivers and
  reimbursements from adviser
  and Underlying Funds ................          (3.00)%*       (3.48)%       (2.86)%*       (1.95)%*       (2.43)%        (2.19)%*
Portfolio turnover rate ...............             62%           104%            6%            62%           104%             6%

MITCHELL HUTCHINS MODERATE PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                  Class A                                    Class B
                                                 ----------------------------------------  -----------------------------------------
                                                  For the                     For the       For the                      For the
                                                    Six                        Period         Six                         Period
                                                  Months         For the     February 24,    Months         For the     February 24,
                                                   Ended           Year         1998+        Ended            Year         1998+
                                                 November 30,     Ended        through     November 30,      Ended        through
                                                    1999          May 31,       May 31,       1999           May 31,       May 31,
                                                 (unaudited)       1999          1998      (unaudited)        1999          1998
                                                 ------------    --------     -----------  ------------      -------     -----------
Net asset value, beginning of period .....         $12.81         $12.93        $12.50        $12.77         $12.90        $12.50
                                                   ------         ------        ------        ------         ------        ------
Net investment income ....................           0.17@          0.31          0.06          0.12@          0.21          0.04
Net realized and unrealized gains
  (losses) from investments ..............           0.33@         (0.08)         0.37          0.33@         (0.07)         0.36
                                                   ------         ------        ------        ------         ------        ------
Total increase from investment
  transactions ...........................           0.50           0.23          0.43          0.45           0.14          0.40
                                                   ------         ------        ------        ------         ------        ------

Dividends from net investment income .....          (0.15)         (0.29)           --         (0.10)         (0.21)           --
Distributions from net realized gains from
  investment transactions ................             --          (0.06)           --            --          (0.06)           --
                                                   ------         ------        ------        ------         ------        ------
Total dividends and distributions
  to shareholders ........................          (0.15)         (0.35)           --         (0.10)         (0.27)           --
                                                   ------         ------        ------        ------         ------        ------
Net asset value, end of period ...........         $13.16         $12.81        $12.93        $13.12         $12.77        $12.90
                                                   ======         ======        ======        ======         ======        ======
Total investment return(1) ...............           3.98%          1.85%         3.44%         3.59%          1.14%         3.20%
                                                   ======         ======        ======        ======         ======        ======
Ratios/Supplemental data:
Net assets, end of period (000's) ........         $1,431         $2,169        $1,676        $2,734         $6,532        $2,956
Expenses to average net assets,
  net of waivers and reimbursements
  from adviser and Underlying Funds ......           0.25%*         0.25%         0.25%*        1.00%*         1.00%         1.00%*
Expenses to average net assets,
  before waivers and reimbursements
  from adviser and Underlying Funds ......           2.51%*         2.66%         2.78%*        3.27%*         3.41%         3.57%*
Net investment income to average
  net assets, net of waivers and
  reimbursements from adviser
  and Underlying Funds ...................           2.61%*         2.61%         2.63%*        1.85%*         1.86%         1.87%*
Net investment income (loss) to average
  net assets, before waivers and
  reimbursements from adviser
  and Underlying Funds ...................           0.35%*         0.20%         0.10%*       (0.42)%*       (0.55)%       (0.70)%*
Portfolio turnover rate ..................             70%            88%           13%           70%            88%           13%

----------
+     Commencement of issuance of shares.
*     Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year have not been annualized.
@     Calculated using the average daily shares outstanding for the period.

                                                               Class C                                   Class Y
                                              ---------------------------------------    -----------------------------------------
                                               For the                      For the       For the                      For the
                                                 Six                        Period          Six                         Period
                                                Months        For the    February 24,      Months        For the      February 24,
                                                Ended           Year         1998+         Ended           Year          1998+
                                              November 30,     Ended        through      November 30,      Ended        through
                                                 1999          May 31,       May 31,        1999           May 31,       May 31,
                                              (unaudited)       1999          1998       (unaudited)        1999          1998
                                              ------------    --------   ------------    ------------     --------     -----------
Net asset value, beginning of period .....      $12.77         $12.90        $12.50         $12.82         $12.94        $12.50
                                                ------         ------        ------         ------         ------        ------
Net investment income ....................        0.12@          0.21          0.04           0.19@          0.36          0.09
Net realized and unrealized gains
  (losses) from investments ..............        0.33@         (0.07)         0.36           0.32@         (0.10)         0.35
                                                ------         ------        ------         ------         ------        ------
Total increase from investment
  transactions ...........................        0.45           0.14          0.40           0.51           0.26          0.44
                                                ------         ------        ------         ------         ------        ------

Dividends from net investment income .....       (0.11)         (0.21)           --          (0.17)         (0.32)           --
Distributions from net realized gains from
  investment transactions ................          --          (0.06)           --             --          (0.06)           --
                                                ------         ------        ------         ------         ------        ------
Total dividends and distributions
  to shareholders ........................       (0.11)         (0.27)           --          (0.17)         (0.38)           --
                                                ------         ------        ------         ------         ------        ------
Net asset value, end of period ...........      $13.11         $12.77        $12.90         $13.16         $12.82        $12.94
                                                ======         ======        ======         ======         ======        ======
Total investment return(1) ...............        3.54%          1.11%         3.20%          4.03%          2.08%         3.52%
                                                ======         ======        ======         ======         ======        ======
Ratios/Supplemental data:
Net assets, end of period (000's) ........      $2,842         $5,758        $2,801         $   13         $   13        $   12
Expenses to average net assets,
  net of waivers and reimbursements
  from adviser and Underlying Funds ......        1.00%*         1.00%         1.00%*         0.00%*         0.00%         0.00%*
Expenses to average net assets,
  before waivers and reimbursements
  from adviser and Underlying Funds ......        3.27%*         3.41%         3.29%*         2.27%*         2.41%         2.59%*
Net investment income to average
  net assets, net of waivers and
  reimbursements from adviser
  and Underlying Funds ...................        1.85%*         1.85%         1.92%*         2.88%*         2.88%         2.76%*
Net investment income (loss) to average
  net assets, before waivers and
  reimbursements from adviser
  and Underlying Funds ...................       (0.42)%*       (0.56)%       (0.37)%*        0.61%*         0.47%         0.17%*
Portfolio turnover rate ..................          70%            88%           13%            70%            88            13%

MITCHELL HUTCHINS CONSERVATIVE PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                Class A                                     Class B
                                             -------------------------------------------  ------------------------------------------
                                              For the                         For the      For the                       For the
                                                Six                           Period         Six                          Period
                                               Months          For the      February 24,    Months          For the     February 24,
                                                Ended            Year          1998+         Ended           Year          1998+
                                             November 30,       Ended         through     November 30,       Ended        through
                                                1999            May 31,        May 31,       1999            May 31,       May 31,
                                             (unaudited)         1999           1998      (unaudited)         1999          1998
                                             ------------      --------      -----------  ------------      --------     -----------
Net asset value, beginning of period .....    $  12.97          $12.81         $12.50       $  12.92         $12.79        $12.50
                                              --------          ------         ------       --------         ------        ------
Net investment income ....................        0.29@           0.52           0.10           0.24@          0.40          0.07
Net realized and unrealized gains (losses)
  from investments .......................       (0.10)@          0.16           0.21          (0.09)@         0.17          0.22
                                              --------          ------         ------       --------         ------        ------
Net increase from investment
  operations .............................        0.19            0.68           0.31           0.15           0.57          0.29
                                              --------          ------         ------       --------         ------        ------

Dividends from net investment income .....       (0.28)          (0.47)            --          (0.23)         (0.39)           --
Distributions from net realized gains
  from investment transactions ...........          --           (0.05)            --             --          (0.05)           --
                                              --------          ------         ------       --------         ------        ------
Total dividends and distributions
  to shareholders ........................       (0.28)          (0.52)            --          (0.23)         (0.44)           --
                                              --------          ------         ------       --------         ------        ------
Net asset value, end of period ...........    $  12.88          $12.97         $12.81       $  12.84         $12.92        $12.79
                                              ========          ======         ======       ========         ======        ======
Total investment return(1) ...............        1.50%           5.38%          2.48%          1.18%          4.51%         2.32%
                                              ========          ======         ======       ========         ======        ======

Ratios/Supplemental data:
Net assets, end of period (000's) ........    $    495          $  717         $  519       $  1,776         $3,189        $1,667
Expenses to average net assets,
  net of waivers and reimbursements
  from adviser and Underlying Funds ......        0.25%*          0.25%          0.25%*         1.00%*         1.00%         1.00%*
Expenses to average net assets,
  before waivers and reimbursements
  from adviser and Underlying Funds ......        5.72%*          6.05%          6.43%*         6.48%*         6.80%         7.13%*
Net investment income to average
  net assets, net of waivers and
  reimbursements from adviser
  and Underlying Funds ...................        4.43%*          4.11%          4.66%*         3.67%*         3.37%         3.92%*
Net investment loss to average
  net assets, before waivers and
  reimbursements from adviser
  and Underlying Funds ...................       (1.04)%*        (1.69)%        (1.52)%*       (1.81)%*       (2.43)%       (2.21)%*
Portfolio turnover rate ..................          89%             83%            11%            89%            83%           11%

----------
+     Commencement of issuance of shares.
*     Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year have not been annualized.
@     Calculated using the average daily shares outstanding for the period.

                                                              Class C                                       Class Y
                                            ------------------------------------------     -----------------------------------------
                                             For the                        For the        For the                       For the
                                               Six                          Period           Six                         Period
                                              Months         For the      February 24,      Months         For the      February 24,
                                               Ended           Year          1998+           Ended           Year         1998+
                                            November 30,      Ended         through        November 30,     Ended         through
                                               1999           May 31,        May 31,          1999          May 31,       May 31,
                                            (unaudited)        1999           1998         (unaudited)       1999          1998
                                            ------------     --------     ------------     ------------    --------     ------------
Net asset value, beginning of period .....    $ 12.94         $ 12.80        $ 12.50         $ 12.98        $ 12.82       $ 12.50
                                              -------         -------        -------         -------        -------       -------
Net investment income ....................       0.25@           0.44           0.08            0.30@          0.56          0.16
Net realized and unrealized gains (losses)
  from investments .......................      (0.09)@          0.17           0.22           (0.09)@         0.15          0.16
                                              -------         -------        -------         -------        -------       -------
Net increase from investment
  operations .............................       0.16            0.61           0.30            0.21           0.71          0.32
                                              -------         -------        -------         -------        -------       -------
Dividends from net investment income .....      (0.24)          (0.42)            --           (0.30)         (0.50)           --
Distributions from net realized gains
  from investment transactions ...........         --           (0.05)            --              --          (0.05)           --
                                              -------         -------        -------         -------        -------       -------
Total dividends and distributions
  to shareholders ........................      (0.24)          (0.47)            --           (0.30)         (0.55)           --
                                              -------         -------        -------         -------        -------       -------
Net asset value, end of period ...........    $ 12.86         $ 12.94        $ 12.80         $ 12.89        $ 12.98       $ 12.82
                                              =======         =======        =======         =======        =======       =======
Total investment return(1) ...............       1.30%           4.77%          2.40%           1.55%          5.61%         2.56%
                                              =======         =======        =======         =======        =======       =======

Ratios/Supplemental data:
Net assets, end of period (000's) ........    $   386         $   823        $   485         $     6        $     5       $     5
Expenses to average net assets,
  net of waivers and reimbursements
  from adviser and Underlying Funds ......       0.75%*          0.75%          0.75%*          0.00%*         0.00%         0.00%*
Expenses to average net assets,
  before waivers and reimbursements
  from adviser and Underlying Funds ......       6.23%*          6.55%          6.99%*          5.46%*         5.80%         6.19%*
Net investment income to average
  net assets, net of waivers and
  reimbursements from adviser
  and Underlying Funds ...................       3.92%*          3.63%          4.23%*          4.63%*         4.40%         4.75%*
Net investment loss to average
  net assets, before waivers and
  reimbursements from adviser
  and Underlying Funds ...................      (1.56)%*        (2.17)%        (2.00)%*        (0.83)%*       (1.40)%       (1.43)%*
Portfolio turnover rate ..................         89%             83%            11%             89%            83%           11%


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TRUSTEES

E. Garrett Bewkes, Jr.                  Meyer Feldberg
Chairman                                George W. Gowen

Margo N. Alexander                      Frederic V. Malek

Richard Q. Armstrong                    Carl W. Schafer

Richard R. Burt                         Brian M. Storms

Mary C. Farrell

PRINCIPAL OFFICERS

Margo N. Alexander                      T. Kirkham Barneby
President                               Vice President

Victoria E. Schonfeld                   Dennis McCauley
Vice President                          Vice President

Dianne E. O'Donnell                     Mark A. Tincher
Vice President and Secretary            Vice President

Paul H. Schubert
Vice President and Treasurer

INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019

The financial information included herein is taken from the records of the Portfolios without examination by independent auditors who do not express an opinion thereof.

A prospectus containing more complete information for any of the funds listed on the back cover can be obtained from a PaineWebber Financial Advisor or corresponding firm. Read the prospectus carefully before investing.
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======

PaineWebber offers a family of 28 funds which encompass a diversified range of investment goals.

BOND FUNDS

o     High Income Fund

o     Investment Grade Income Fund

o     Low Duration U.S. Government Income Fund

o     Strategic Income Fund

o     U.S. Government Income Fund

TAX-FREE BOND FUNDS

o     California Tax-Free Income Fund

o     Municipal High Income Fund

o     National Tax-Free Income Fund

o     New York Tax-Free Income Fund

STOCK FUNDS

o     Financial Services Growth Fund

o     Growth Fund

o     Growth and Income Fund

o     Mid Cap Fund

o     Small Cap Fund

o     S&P 500 Index Fund

o     Strategy Fund

o     Tax-Managed Equity Fund

o     Utility Income Fund

ASSET ALLOCATION FUNDS

o     Balanced Fund

o     Tactical Allocation Fund

GLOBAL FUNDS

o     Asia Pacific Growth Fund

o     Emerging Markets Equity Fund

o     Global Equity Fund

o     Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS

o     Aggressive Portfolio

o     Moderate Portfolio

o     Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND

                                  PaineWebber
                    (Copyright)2000 PaineWebber Incorporated
                                  Member SIPC
                              All rights reserved